Summary of Effects of Error on Consolidated Financial Statements (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Trade accounts receivable	$ 112,968		$ 117,493
Inventories	243,853		380,623
Total current assets	460,789		544,501
Total assets	741,007		813,213
Obligations under supply and exchange agreements	197,394		385,519
Total current liabilities	310,806		453,388
Total liabilities	448,848		584,949
Accumulated deficit	(135,053)		(88,012)
Total stockholders' equity	292,159		228,264
Total liabilities and stockholders' equity	741,007		813,213
Cost of revenues	2,937,472		857,066
Total operating expenses	3,145,557		933,419
Operating loss	(37,532)		(47,405)
Loss before income taxes and reorganization items	(47,496)		(79,173)
Net loss	(47,041)		(79,173)
Basic loss per common share	$ (1.44)	[1]	$ (4.01)	[1]
Diluted loss per common share	$ (1.44)	[1]	$ (4.01)	[1]
Trade accounts receivable	5,608		(40,278)
Inventories	$ 59,085		$ 69,211

[1]	Entities with a net loss from continuing operations are prohibited from including potential common shares in the computation of diluted per share amounts. We have utilized the basic shares outstanding to calculate both basic and diluted loss per share.